Share-based Compensation (Details) - shares		1 Months Ended
	Nov. 17, 2009	Oct. 31, 2019	Nov. 30, 2009
2009 Plan
Share based Compensation
Number of ordinary shares reserved for issuance under the plan			323,694,050
Term of plan	10 years
2019 Plan
Share based Compensation
Number of ordinary shares reserved for issuance under the plan		322,458,300
Term of plan		10 years